UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-21032
      ---------------------------------------------------------------------

                     CREDIT SUISSE SHORT DURATION BOND FUND
    ------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
    -------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
                     Credit Suisse Short Duration Bond Fund
                              466 Lexington Avenue
                          New York, New York 10017-3140


Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: December 31

Date of reporting period: January 1, 2005 to June 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.



                                                             CREDIT | ASSET
                                                             SUISSE | MANAGEMENT

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2005
(unaudited)

      o  CREDIT SUISSE
         SHORT DURATION BOND FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the PROSPECTUS, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD BE AWARE THAT THEY MAY BE ELIGIBLE TO PURCHASE COMMON CLASS AND/OR ADVISOR CLASS SHARES (WHERE OFFERED) DIRECTLY OR THROUGH CERTAIN INTERMEDIARIES. SUCH SHARES ARE NOT SUBJECT TO A SALES CHARGE BUT MAY BE SUBJECT TO AN ONGOING SERVICE AND DISTRIBUTION FEE OF UP TO 0.50% OF AVERAGE DAILY NET ASSETS. INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD ALSO BE AWARE THAT THEY MAY BE ELIGIBLE FOR A REDUCTION OR WAIVER OF THE SALES CHARGE WITH RESPECT TO CLASS A, B OR C SHARES. FOR MORE INFORMATION, PLEASE REVIEW THE RELEVANT PROSPECTUSES OR CONSULT YOUR FINANCIAL REPRESENTATIVE.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF JUNE 30, 2005; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE SHORT DURATION BOND FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                   July 22, 2005

Dear Shareholder:

PERFORMANCE SUMMARY
1/1/05 - 6/30/05

FUND & BENCHMARKS                                                    PERFORMANCE
Class A 1,2                                                          0.66%
Class C 1,2                                                          0.41%
Merrill Lynch 1-3 Year U.S. Treasury Index 3                         0.88%

      Performance for the Fund's Class A shares and Class C shares is without the maximum sales charge of 3.00% and 0.75%, respectively 2.

MARKET OVERVIEW: SOME TURBULENCE ON THE FLIGHT TO QUALITY

      In our view, conditions for shorter duration vehicles were generally favorable during the Fund's fiscal half-year, but the flight to quality was not without some turbulence. The Federal Reserve ("Fed") appears to see a tentative expansion in the economy, with business activity in both manufacturing and non-manufacturing sectors increasing. In addition, payrolls have now risen over the past twenty-three consecutive months and consumer confidence measures have been trending upwards. Inflation, meanwhile, is on the rise, due primarily to increasing unit labor costs as well as record oil prices, which broke through the $60 a barrel barrier in June.

      As a result, the Federal Open Market Committee (FOMC) continued its measured pace of 25 basis point rate hikes at each of its four meetings, taking the fed funds target rate from 2.25% at the beginning of the year to 3.25% by the end of June. This naturally caused yields to back up on the short end, but yields on the long end failed to climb. This unprecedented behavior of the yield curve, whose slope is now the flattest it's been since early 2001, continued to dismay many market participants, including Fed Chairman Greenspan.

STRATEGIC REVIEW: SECTOR AND YIELD CURVE POSITIONING

      Several factors accounted for the Fund's performance during the fiscal half-year:

      o During the earlier part of the fiscal half-year period we took down our longstanding barbell maturity positioning, shifting to a bulleted structure with a shorter average duration that brought us more in line with the index.

      o Our duration and yield curve strategies contributed positively during the Fund's fiscal half-year.

CREDIT SUISSE SHORT DURATION BOND FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

      o In terms of sector allocation, our focus on select higher quality spread product was additive for the period, with asset-backed securities in particular benefiting the Fund.

OUTLOOK: STAYING SHORT AND WITH AN EYE ON THE FED

      We expect to maintain our short duration stance in anticipation of further Fed tightening. We believe that later this year the market might be shaken in its confidence in the Fed and there could be a revision in the market consensus for the path of interest rates. We will also remain defensive on spread product, focusing on security-specific risk, and will likely add to our Treasury and Agency allocations.

The Credit Suisse Short Duration Fixed Income Management Team

Michael Gray
Richard Avidon
Philip Wubbena
Kam Poon
Jennifer Ferguson

      HIGH YIELD BONDS ARE LOWER-QUALITY BONDS ALSO KNOWN AS "JUNK BONDS." SUCH BONDS ENTAIL GREATER RISKS THAN THOSE FOUND IN HIGHER-RATED SECURITIES. CORPORATE, MORTGAGE-BACKED AND ASSET-BACKED SECURITIES GENERALLY ENTAIL GREATER RISKS THAN GOVERNMENT SECURITIES, INCLUDING GREATER CREDIT RISKS.

      IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE, AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

CREDIT SUISSE SHORT DURATION BOND FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                  AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2005 1

                                                      SINCE      INCEPTION
                                          1 YEAR    INCEPTION      DATE
                                          ------    ---------    ---------

Class A Without Sales Charge               1.90%      2.51%       7/23/02
Class A With Maximum Sales Charge         (1.19)%     1.45%       7/23/02
Class C Without CDSC                       1.39%      0.87%        5/1/03
Class C With CDSC                          0.65%      0.87%        5/1/03

RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.CSAM.COM/US.

---------------
1 Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2 Total return for Class A shares for the reporting period, based on offering price (with maximum sales charge of 3.00%), was down 2.40%. Total return for Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 0.75%), was down 0.33%.

3 The Merrill Lynch 1-3 Year U.S. Treasury Index tracks the performance of U.S.-dollar-denominated U.S. Treasury notes and bonds with remaining time to maturity of between one year and less than three years, and with at least $1 billion in outstanding principal. It is a rules-based index that is compiled and distributed by Merrill Lynch & Co. Investors cannot invest directly in an index.

CREDIT SUISSE SHORT DURATION BOND FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR FUND'S EXPENSES

      As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2005.

      The table illustrates your Fund's expenses in two ways:

      o ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE SHORT DURATION BOND FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                  FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2005
--------------------------------------------------------------------------------
ACTUAL FUND RETURN                                     CLASS A       CLASS C
                                                      ----------   ----------
Beginning Account Value 1/1/05                        $ 1,000.00   $ 1,000.00
Ending Account Value 6/30/05                          $ 1,006.60   $ 1,004.10
Expenses Paid per $1,000*                             $     4.23   $     6.71

HYPOTHETICAL 5% FUND RETURN
Beginning Account Value 1/1/05                        $ 1,000.00   $ 1,000.00
Ending Account Value 6/30/05                          $ 1,020.58   $ 1,018.10
Expenses Paid per $1,000*                             $     4.26   $     6.76

                                                       CLASS A       CLASS C
                                                      ---------     --------
ANNUALIZED EXPENSE RATIOS*                              0.85%         1.35%

-----------------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO FOR EACH SHARE CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 365.

      THE "EXPENSE PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE FUND DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE FUND'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Fund's prospectus.

CREDIT SUISSE SHORT DURATION BOND FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
RATINGS
S&P
--------------------------------------------------------------------------------
   AAA                                                         63.7%
   AA                                                           2.8%
   A                                                           17.1%
   BBB                                                         11.8%
   BB                                                           2.4%
   B                                                            0.3%
                                                              -----
      Subtotal                                                 98.1%
   Short-Term Investments                                       1.9%
                                                              -----
      Total                                                   100.0%
                                                              =====

---------------
*     Expressed as a percentage of total investments and may vary over time.

CREDIT SUISSE SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


     PAR                                                         RATINGS+
    (000)                                                      (S&P/MOODY'S)    MATURITY     RATE%           VALUE
    -----                                                      -------------    --------     ------      ------------
CORPORATE BONDS (35.9%)
CABLE (1.4%)
$   1,000   Comcast Cable Communications, Inc., Global Notes   (BBB+ , Baa2)    05/01/07      8.375      $  1,073,212
                                                                                                         ------------
CHEMICALS (0.1%)
      100   Georgia Gulf Corp., Notes                          (BBB- , Ba2)     11/15/05      7.625           101,500
                                                                                                         ------------
CONSUMER PRODUCTS/TOBACCO (0.7%)
      500   Leggett & Platt, Inc., Series MTN1, Notes            (A+ , A2)      06/02/08      6.330           528,259
                                                                                                         ------------
DIVERSIFIED FINANCIALS (6.6%)
      500   Capital One Financial Corp., Notes                 (BBB- , Baa3)    05/01/06      7.250           512,867
      345   Countrywide Home Loans, Inc., Series MTN,
               Global Notes                                      (A , A3)       05/21/08      3.250           335,209
      400   Ford Motor Credit Co., Global Notes                (BB+ , Baa2)     01/15/10      5.700           369,295
    1,770   General Electric Capital Corp., Series MTNA,
               Global Notes                                     (AAA , Aaa)     03/15/07      5.375         1,809,087
      575   JPMorgan Chase & Co., Global Notes                  (A+ , Aa3)      03/15/09      3.500           561,280
      525   MBNA America Bank, Rule 144A, Subordinated
               Notes ++                                        (BBB , Baa2)     03/15/08      6.750           559,453
      500   PPL Capital Funding, Inc., Series A, Company
               Guaranteed Notes                                (BBB- , Baa3)    03/01/09      4.330           496,545
      295   Prudential Financial, Inc., Senior Notes +           (A- , A3)      11/15/06      4.104           295,915
                                                                                                         ------------
                                                                                                            4,939,651
                                                                                                         ------------
ELECTRIC (6.1%)
      306   American Electric Power Company, Inc.,
               Series A, Global Notes                          (BBB , Baa3)     05/15/06      6.125           311,440
      500   Consolidated Edison Company of New York,
               Debentures                                        (A , A1)       05/01/10      8.125           583,659
    1,200   Dominion Resources, Inc., Series A, Notes          (BBB+ , Baa1)    11/15/06      3.660         1,192,416
      895   FPL Group Capital, Inc., Notes                       (A- , A2)      04/11/06      3.250           890,695
      375   FPL Group Capital, Inc., Notes                       (A- , A2)      02/16/07      4.086           375,030
      505   Midwest Energy, Inc., Senior Notes                 (BBB+ , Baa2)    10/15/09      8.700           585,593
       95   Pacific Gas & Electric Co.,  First Mortgage
               Notes #                                         (BBB , Baa1)     04/03/06      3.820            95,000
      500   Public Service Company of New Mexico,
               Senior Notes                                    (BBB , Baa2)     09/15/08      4.400           500,727
                                                                                                         ------------
                                                                                                            4,534,560
                                                                                                         ------------
FINANCE (6.6%)
      500   Bank One Corp., Global Notes                        (A+ , Aa3)      08/01/08      6.000           525,100
      600   Franklin Resources, Inc., Notes                      (A , A2)       04/15/08      3.700           591,176
      950   Goldman Sachs Group, Inc., Global Notes             (A+ , Aa3)      06/15/10      4.500           954,114
    1,000   Lehman Brothers Holdings, Inc., Global Notes         (A , A1)       01/22/08      4.000           997,022
      850   Merrill Lynch & Company, Inc., Series MTNB, Notes   (A+ , Aa3)      07/15/08      3.125           824,385
    1,000   Morgan Stanley, Global Bonds                        (A+ , Aa3)      04/01/07      5.800         1,028,304
                                                                                                         ------------
                                                                                                            4,920,101
                                                                                                         ------------
FOOD (2.8%)
      200   Archer-Daniels-Midland Co., Debentures               (A+ , A2)      01/15/06     10.250           205,979
      500   Sara Lee Corp., Notes                                (A , A3)       06/15/06      1.950           489,332
    1,370   Unilever Capital Corp., Global Company
               Guaranteed Notes                                  (A+ , A1)      11/01/05      6.875         1,384,043
                                                                                                         ------------
                                                                                                            2,079,354
                                                                                                         ------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


     PAR                                                         RATINGS+
    (000)                                                      (S&P/MOODY'S)    MATURITY     RATE%          VALUE
    -----                                                      -------------    --------     ------      ------------
CORPORATE BONDS
GAMING (0.6%)
$     200   Harrah's Operating Company, Inc.,
               Company Guaranteed Notes                         (BB+ , Ba1)     12/15/05      7.875      $    203,500
      200   MGM Mirage, Inc., Company Guaranteed Notes          (B+ , Ba3)      06/01/07      9.750           217,750
                                                                                                         ------------
                                                                                                              421,250
                                                                                                         ------------
GAS (1.1%)
      800   Sempra Energy,Notes                                (BBB+ , Baa1)    12/01/05      6.950           809,706
                                                                                                         ------------

HEALTHCARE SERVICES (0.6%)
      200   Caremark Rx, Inc., Senior Notes                    (BBB- , Baa3)    10/01/06      7.375           206,689
      200   Manor Care, Inc., Senior Notes                     (BBB , Baa3)     06/15/06      7.500           205,221
                                                                                                         ------------
                                                                                                              411,910
                                                                                                         ------------
HOME BUILDERS (1.0%)
      765   D.R. Horton, Inc.,Notes                             (BB+ , Ba1)     01/15/10      4.875           759,751
                                                                                                         ------------

INSURANCE (3.7%)
    2,205   American International Group, Inc.,
               Global Notes                                     (AA , Aa2)      05/15/08      2.875         2,120,553
      635   Berkshire Hathaway Finance Corp., Rule144A,
               Senior Notes ++#                                 (AAA , Aaa)     01/11/08      3.180           635,782
                                                                                                         ------------
                                                                                                            2,756,335
                                                                                                         ------------
LODGING (0.3%)
      250   Caesars Entertainment, Inc., Senior Subordinated
               Notes                                            (BB+ , Ba1)     12/15/05      7.875           254,375
                                                                                                         ------------
MEDIA (0.3%)
      230   Cox Communications, Inc., Notes                    (BBB- , Baa3)    08/15/06      7.750           237,561
                                                                                                         ------------
OIL & GAS (1.4%)
      500   Pemex Project Funding Master Trust,
               Rule 144A, Company Guaranteed Notes ++          (BBB , Baa1)     06/01/07      9.000           545,000
      500   Pemex Project Funding Master Trust,
               Rule 144A, Company Guaranteed Notes ++#         (BBB , Baa1)     06/15/10      4.710           517,000
                                                                                                         ------------
                                                                                                            1,062,000
                                                                                                         ------------
PAPER & FOREST PRODUCTS (0.3%)
      175   Georgia-Pacific Corp., Notes                        (BB+ , Ba3)     05/15/06      7.500           180,250
                                                                                                         ------------
RESTAURANTS (0.1%)
       85   Yum! Brands, Inc., Senior Notes                    (BBB- , Baa3)    04/15/06      8.500            87,839
                                                                                                         ------------
TELECOMMUNICATIONS (2.2%)
      650   AT&T Wireless Services, Inc.,
               Global Senior Notes                              (A , Baa2)      03/01/06      7.350           664,310
      230   Cingular Wireless LLC, Global Senior Notes          (A , Baa2)      12/15/06      5.625           233,905
      685   Verizon Global Funding Corp., Global Notes           (A+ , A2)      06/15/07      6.125           710,615
                                                                                                         ------------
                                                                                                            1,608,830
                                                                                                         ------------

TOTAL CORPORATE BONDS (COST $26,951,264)                                                                   26,766,444
                                                                                                         ------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


     PAR                                                         RATINGS+
    (000)                                                      (S&P/MOODY'S)    MATURITY      RATE%          VALUE
    -----                                                      -------------    --------     ------      ------------
ASSET BACKED SECURITIES (29.9%)
$     742   Accredited Mortgage Loan Trust, Series 2003-1,
               Class A1 #                                       (AAA , Aaa)     06/25/33      3.580      $    729,700
      730   Accredited Mortgage Loan Trust, Series 2004-3,
               Class 1A3                                        (AAA , Aaa)     10/25/34      3.920           725,252
       36   AQ Finance NIM Trust, Series 2002-NA4 #              (NR , NR)      09/25/32     10.330                 0
      717   Asset Backed Funding Certificates,
               Series 2003-AHL1, Class A1                       (AAA , Aaa)     03/25/33      3.684           707,018
       37   Bay View Auto Trust, Series 2002-LJ1, Class A3 #    (AAA , Aaa)     12/25/07      2.920            37,070
      858   Capital Auto Receivables Asset Trust,
               Series 2002-5, Class A4                          (AAA , Aaa)     04/15/08      2.920           853,641
    1,230   Caterpillar Financial Asset Trust, Series 2004-A,
               Class A3 #                                       (AAA , Aaa)     01/26/09      3.130         1,219,057
      766   Centex Home Equity, Series 2000-C, Class A4         (AAA , Aaa)     05/25/29      7.720           769,314
      765   Chase Funding Mortgage Loan, Series 2003-6,
               Class 1A4 #                                      (AAA , Aaa)     08/25/30      4.499           765,359
      729   Citifinancial Mortgage Securities, Inc.,
               Series 2003-2, Class AF2 #                       (AAA , Aaa)     05/25/33      2.126           723,534
      714   Countrywide Asset-Backed Certificates,
               Series 2001-BC1, Class A6                        (AAA , Aaa)     11/25/31      6.565           721,807
      746   Countrywide Home Equity Loan Trust,
               Series 2001-1, Class AF6                         (AAA , Aaa)     07/25/31      6.434           747,870
      765   Equity One ABS, Inc., Series 2004-2, Class AF4      (AAA , Aaa)     07/25/34      4.624           767,152
      785   First Franklin Mortgage Loan Asset Backed
               Certificates, Series 2004-FFA, Class A2 #        (AAA , Aaa)     03/25/24      4.600           782,648
      268   GE Capital Mortgage Services, Inc.,
               Series 1998-HE1, Class A7 #                      (AAA , Aaa)     06/25/28      6.465           267,367
      104   GE Capital Mortgage Services, Inc.,
               Series 1999-HE2, Class A5                        (AAA , Aaa)     03/25/29      7.510           104,301
    1,367   GMAC Mortgage Corporation Loan Trust,
               Series 2003-HE2, Class A2                        (AAA , Aaa)     06/25/25      3.140         1,360,310
    1,155   Harley-Davidson Motorcycle Trust,
               Series 2004-2, Class A2 #                        (AAA , Aaa)     02/15/12      3.560         1,144,714
      215   IMC Home Equity Loan Trust, Series 1997-5,
               Class A10 #                                      (AAA , Aaa)     11/20/28      6.880           218,134
      367   Indymac Home Equity Loan Asset-Backed Trust,
               Series 2000-C, Class AF6                         (AAA , Aaa)     02/25/30      7.340           372,334
      242   Mellon Residential Funding Corp.,
               Series 1998-TBC1, Class A3 #                     (AAA , Aaa)     10/25/28      4.465           245,109
      599   Mortgage Lenders Network Home Equity Loan,
               Series 1998-2, Class A1                          (AAA , Aaa)     07/25/29      6.605           607,251
    1,330   New Century Home Equity Loan Trust,
               Series 2003-5, Class AI3 #                       (AAA , Aaa)     11/25/33      3.560         1,324,470
    1,080   Nissan Auto Lease Trust, Series 2004-A, Class A3    (AAA , Aaa)     08/15/07      2.900         1,069,161
      985   Nissan Auto Receivables Owner Trust,
               Series 2004-C, Class A2 #                        (AAA , Aaa)     12/15/06      2.430           982,329
      629   PG&E Energy Recovery Funding LLC,
               Series 2005-1, Class A1                          (AAA , Aaa)     09/25/08      3.320           628,115
      785   Popular ABS Mortgage Pass-Through Trust,
               Series 2005-3, Class AF2                         (AAA , Aaa)     07/25/35      4.332           783,160
      176   Residential Asset Mortgage Products, Inc.,
               Series 2001-RS3, Class AI4 #                     (AAA , Aaa)     10/25/31      6.290           175,890


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


     PAR                                                         RATINGS+
    (000)                                                      (S&P/MOODY'S)    MATURITY     RATE%          VALUE
    -----                                                      -------------    --------    -------      ------------
ASSET BACKED SECURITIES
$   1,862   Residential Funding Mortgage Securities I,
               Series 2003-HI2, Class A4 #                      (AAA , Aaa)     05/25/17      2.770      $  1,853,431
      305   Vanderbilt Mortgage Finance, Series 1998-C,
               Class 1B1 #                                      (BBB , Baa)     02/07/15      6.970           309,711
    1,375   Whole Auto Loan Trust, Series 2003-1,Class A4 #     (AAA , Aaa)     03/15/10      2.580         1,351,652
                                                                                                         ------------
TOTAL ASSET BACKED SECURITIES (COST $22,586,567)                                                           22,346,861
                                                                                                         ------------

MORTGAGE-BACKED SECURITIES (31.0%)
    1,010   Bank of America Commercial Mortgage, Inc.,
               Series 2005-2, Class A2                          (AAA , Aaa)     07/10/43      4.247         1,012,132
    1,345   Bank of America Mortgage Securities, Inc.,
               Series 2004-E, Class 2A3 #                       (AAA , Aaa)     06/25/34      4.122         1,337,305
      672   Bear Stearns Commercial Mortgage Securities,
               Inc., Series 2002-PBW1,Class A1                  (AAA , Aaa)     11/11/35      3.970           667,853
    2,203   Fannie Mae Pool #254591 ++++                        (AAA , Aaa)     01/01/18      5.500         2,264,484
      555   Fannie Mae Pool #255377 ++++                        (AAA , Aaa)     08/01/34      7.000           585,577
      542   Fannie Mae Pool #255416 ++++                        (AAA , Aaa)     08/01/34      7.000           571,511
    1,407   Fannie Mae Pool #313409                             (AAA , Aaa)     03/01/12      6.500         1,465,212
      631   Fannie Mae Pool #535546                             (AAA , Aaa)     12/01/14      5.500           649,800
      618   Fannie Mae Pool #545162                             (AAA , Aaa)     12/01/13      6.500           643,713
    1,291   Fannie Mae Pool #571868                             (AAA , Aaa)     05/01/14      6.000         1,336,057
      128   Fannie Mae Pool #633075 #                           (AAA , Aaa)     02/01/32      5.435           131,272
      462   Fannie Mae Pool #651933 #                           (AAA , Aaa)     07/01/32      5.117           472,338
      820   Fannie Mae Pool #674704                             (AAA , Aaa)     01/01/18      5.500           842,541
    1,805   Fannie Mae Pool #675346 #                           (AAA , Aaa)     12/01/32      4.529         1,819,184
    1,283   Fannie Mae Pool #735196 #                           (AAA , Aaa)     11/01/34      4.052         1,287,514
    1,840   Federal Home Loan Bank, Global Bonds                (AAA , Aaa)     08/15/06      2.875         1,822,122
      194   Federal Home Loan Mortgage Corp.,
               Series 2474, Class NE                            (AAA , Aaa)     07/15/17      5.000           197,521
       24   Federal National Mortgage Association,
               Series 2001-63, Class AQ                         (AAA , Aaa)     01/25/31      5.750            24,433
       74   Federal National Mortgage Association,
               Series 2002-57, Class BC                         (AAA , Aaa)     06/25/15      5.500            74,634
       59   Federal National Mortgage Association,
               Series 2002-70, Class BK #                       (AAA , Aaa)     12/25/14      5.000            58,967
      275   Federal National Mortgage Association,
               Series 2002-W7, Class A3                         (AAA , Aaa)     01/25/25      5.250           274,995
    1,830   Freddie Mac, Global Notes                           (AAA , Aaa)     12/15/06      2.875         1,806,907
      546   Freddie Mac Pool #789806 #                          (AAA , Aaa)     09/01/32      5.099           553,319
      816   GE Capital Commercial Mortgage Corp.,
               Series 2001-3, Class A1 #                        (AAA , Aaa)     06/10/38      5.560           844,420
    1,101   JPMorgan Chase Commercial Mortgage
               Securities Corp., Series 2004-CB9,Class A1 #     (AAA , Aaa)     06/12/41      3.475         1,086,193
      407   Master Adjustable Rate Mortgages Trust,
               Series 2003-1, Class 2A1 #                       (AAA , Aaa)     12/25/32      4.650           402,895
      875   Washington Mutual, Series 2005-AR4,Class A2A        (AAA , Aaa)     04/25/35      4.216           874,043
                                                                                                         ------------
TOTAL MORTGAGE-BACKED SECURITIES (COST $23,136,984)                                                        23,106,942
                                                                                                         ------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


     PAR                                                         RATINGS+
    (000)                                                      (S&P/MOODY'S)    MATURITY     RATE%          VALUE
    -----                                                      -------------    --------     ------      ------------
FOREIGN BONDS (1.4%)
SOVEREIGN (0.7%)
$     500   Government of Russia, Series VI,
               Debentures (Russia)                             (BBB- , Ba1)     05/14/06      3.000      $    494,450
                                                                                                         ------------
TELECOMMUNICATIONS (0.7%)
      550   France Telecom SA, Global Notes (France) #           (A- , A3)      03/01/06      7.450           562,139
                                                                                                         ------------

TOTAL FOREIGN BONDS (COST $1,067,260)                                                                       1,056,589
                                                                                                         ------------

SHORT-TERM INVESTMENTS (1.9%)
    1,360   State Street Bank and Trust Co.
               Euro Time Deposit                                                07/01/05      2.100         1,360,000
       50   United States Treasury Bills                                        08/04/05      2.900            49,867
                                                                                                         ------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,409,867)                                                              1,409,867
                                                                                                         ------------

TOTAL INVESTMENTS AT VALUE (100.1%) (COST $75,151,942)                                                     74,686,703

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)                                                                 (65,106)
                                                                                                         ------------

NET ASSETS (100.0%)                                                                                      $ 74,621,597
                                                                                                         ============


                            INVESTMENT ABBREVIATIONS
                            MTN = Medium Term Note
                           MTNA = Medium Term Note Series A
                           MTNB = Medium Term Note Series B
                           MTN1 = Medium Term Note Series 1
                             NR = Not Rated

--------------------------------------------------------------------------------
   + Credit ratings given by The Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

  ++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to a value of $2,257,235 or 3.0% of net assets.

++++  Collateral segregated for futures contracts.

   # Variable rate obligations - The interest rate shown is the rate as of June 30, 2005.

   + Step Bond - The interest rate is as of June 30, 2005 and will reset at a future date.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SHORT DURATION BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


ASSETS
    Investments at value (Cost $75,151,942) (Note 2)                             $ 74,686,703
    Cash                                                                                  169
    Receivable for investments sold                                                   662,437
    Interest receivable                                                               564,961
    Receivable for fund shares sold                                                    55,654
    Prepaid expenses                                                                    8,430
                                                                                 ------------
       Total Assets                                                                75,978,354
                                                                                 ------------
LIABILITIES
    Advisory fee payable (Note 3)                                                      16,776
    Administrative services fee payable (Note 3)                                        5,078
    Distribution fee payable (Note 3)                                                  17,671
    Payable for investments purchased                                                 666,549
    Payable for fund shares redeemed                                                  472,382
    Dividend payable                                                                  122,954
    Variation margin payable                                                           10,781
    Other accrued expenses payable                                                     44,566
                                                                                 ------------
       Total Liabilities                                                            1,356,757
                                                                                 ------------
NET ASSETS
    Capital stock, $0.001 par value (Note 6)                                            7,623
    Paid-in capital (Note 6)                                                       77,825,040
    Accumulated net investment loss                                                   (52,404)
    Accumulated net realized loss from investments, futures contracts and
      options written                                                              (2,663,167)
    Net unrealized depreciation from investments and futures contracts               (495,495)
                                                                                 ------------
       Net Assets                                                                $ 74,621,597
                                                                                 ============
A SHARES
    Net assets                                                                   $ 70,000,611
    Shares outstanding                                                              7,150,865
                                                                                 ------------
    Net asset value and redemption price per share                               $       9.79
                                                                                 ============
    Maximum offering price per share (net asset value/(1-3.00%))                 $      10.09
                                                                                 ============
C SHARES
    Net assets                                                                   $  4,620,986
    Shares outstanding                                                                471,786
                                                                                 ------------
    Net asset value and offering price per share                                 $       9.79
                                                                                 ============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SHORT DURATION BOND FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


INTEREST INCOME (Note 2)                                                         $  1,764,867
                                                                                 ------------
EXPENSES

    Investment advisory fees (Note 3)                                                 169,049
    Administrative services fees (Note 3)                                              76,261
    Distribution fees (Note 3)
       Class A                                                                         98,779
       Class C                                                                         20,631
    Legal fees                                                                         20,200
    Registration fees                                                                  15,439
    Audit fees                                                                         12,576
    Custodian fees                                                                      9,390
    Transfer agent fees                                                                 8,968
    Trustee's fees                                                                      8,147
    Printing fees (Note 3)                                                              4,715
    Insurance expense                                                                   3,533
    Commitment fees (Note 4)                                                            1,124
    Interest expense (Note 4)                                                             116
    Miscellaneous expense                                                               6,124
                                                                                 ------------
       Total expenses                                                                 455,052
    Less: fees waived (Note 3)                                                        (82,069)
                                                                                 ------------
       Net expenses                                                                   372,983
                                                                                 ------------
         Net investment income                                                      1,391,884
                                                                                 ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
    FUTURE CONTRACTS AND OPTIONS WRITTEN
    Net realized loss from investments                                               (692,648)
    Net realized loss from futures contracts                                         (208,529)
    Net realized gain from options written                                             79,265
    Net change in unrealized appreciation (depreciation) from investments             (42,232)
    Net change in unrealized appreciation (depreciation) from futures contracts         3,876
    Net change in unrealized appreciation (depreciation) from options written         (17,887)
                                                                                 ------------
    Net realized and unrealized loss from investments,
       future contracts and options written                                          (878,155)
                                                                                 ------------
    Net increase in net assets resulting from operations                         $    513,729
                                                                                 ============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SHORT DURATION BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                   FOR THE SIX MONTHS    FOR THE PERIOD
                                                         ENDED          SEPTEMBER 1, 2004     FOR THE YEAR
                                                     JUNE 30, 2005             TO                  ENDED
                                                      (UNAUDITED)       DECEMBER 31, 2004 1   AUGUST 31, 2004
                                                   ------------------   -------------------  ----------------
FROM OPERATIONS
  Net investment income                              $    1,391,884       $       894,062     $     3,852,934
  Net realized gain (loss) from investments,
    futures contracts and options written                  (821,912)             (164,061)            457,767
  Net change in unrealized appreciation
      (depreciation) from investments, futures
      contracts and options written                         (56,243)             (618,513)            480,131
                                                     --------------       ---------------     ---------------
    Net increase in net assets resulting from
      operations                                            513,729               111,488           4,790,832
                                                     --------------       ---------------     ---------------
FROM DIVIDENDS
  Dividends from net investment income
    Class A shares                                       (1,332,043)             (985,783)         (4,831,203)
    Class C shares                                          (79,131)              (57,912)           (119,237)
                                                     --------------       ---------------     ---------------
    Net decrease in net assets resulting from
      dividends                                          (1,411,174)           (1,043,695)         (4,950,440)
                                                     --------------       ---------------     ---------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
  Proceeds from sale of shares                           11,598,597             6,376,427          54,043,332
  Reinvestment of dividends                                 605,907               454,771           2,324,104
  Net asset value of shares redeemed                    (31,296,998)          (21,020,414)       (190,255,501)
                                                     --------------       ---------------     ---------------
  Net decrease in net assets from capital share
    transactions                                        (19,092,494)          (14,189,216)       (133,888,065)
                                                     --------------       ---------------     ---------------
  Net decrease in net assets                            (19,989,939)          (15,121,423)       (134,047,673)
NET ASSETS
  Beginning of period                                    94,611,536           109,732,959         243,780,632
                                                     --------------       ---------------     ---------------
  End of period                                      $   74,621,597       $    94,611,536     $   109,732,959
                                                     ==============       ===============     ===============
  Accumulated net investment loss                    $      (52,404)      $       (33,114)    $       (33,750)
                                                     ==============       ===============     ===============


--------------------------------------------------------------------------------
1     The Fund changed its fiscal year end from August 31 to December 31.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SHORT DURATION BOND FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                     FOR THE SIX MONTHS     FOR THE PERIOD
                                                            ENDED          SEPTEMBER 1, 2004     FOR THE YEAR ENDED AUGUST 31,
                                                        JUNE 30, 2005             TO            ------------------------------
                                                         (UNAUDITED)      DECEMBER 31, 2004 1     2004        2003      2002 2
                                                     ------------------   -------------------   --------    --------  --------
PER SHARE DATA
  Net asset value, beginning of period                  $     9.89            $    9.97         $  10.02    $  10.03  $  10.00
                                                        ----------            ---------         --------    --------  --------
INVESTMENT OPERATIONS
  Net investment income                                       0.16 3               0.09 3           0.23 3      0.34      0.03
  Net gain (loss) on investments, futures
    contracts and options written (both realized
      and unrealized)                                        (0.10)               (0.07)            0.02       (0.01)     0.03
                                                        ----------            ---------         --------    --------  --------
      Total from investment operations                        0.06                 0.02             0.25        0.33      0.06
                                                        ----------            ---------         --------    --------  --------
LESS DIVIDENDS
  Dividends from net investment income                       (0.16)               (0.10)           (0.30)      (0.34)    (0.03)
                                                        ----------            ---------         --------    --------  --------
NET ASSET VALUE, END OF PERIOD                          $     9.79            $    9.89         $   9.97    $  10.02  $  10.03
                                                        ==========            =========         ========    ========  ========

      Total return 4                                          0.66%                0.21%            2.57%       3.33%     0.62%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)              $   70,001            $  88,273         $102,529    $241,869  $116,198
    Ratio of expenses to average net assets                   0.85% 5              0.85% 5          0.85%       0.81%     0.75% 5
    Ratio of net investment income to
      average net assets                                      3.33% 5              2.60% 5          2.33%       2.62%     2.85% 5
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                    0.19% 5              0.26% 5          0.14%       0.21%     0.64% 5
  Portfolio turnover rate                                       42%                  12%              82%         62%        0%


--------------------------------------------------------------------------------
1     The Fund changed its fiscal year end from August 31 to December 31.

2     For the period July 23, 2002 (inception date) through August 31, 2002.

3 Per share information is calculated using the average shares outstanding method.

4 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SHORT DURATION BOND FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                          FOR THE SIX MONTHS       FOR THE PERIOD           FOR THE YEAR
                                                                ENDED            SEPTEMBER 1, 2004        ENDED AUGUST 31,
                                                            JUNE 30, 2005                TO             ---------------------
                                                             (UNAUDITED)         DECEMBER 31,2004 1      2004         2003 2
                                                             --------------      ------------------     -------     ---------
PER SHARE DATA
   Net asset value, beginning of period                       $       9.89          $       9.98        $ 10.02      $ 10.16
                                                              ------------          ------------        -------      -------
INVESTMENT OPERATIONS
   Net investment income                                              0.14 3                0.07 3         0.18 3       0.08
   Net gain (loss) on investments, futures contracts
      and options written (both realized and unrealized)             (0.10)                (0.08)          0.03        (0.14)
                                                              ------------          ------------        -------      -------
         Total from investment operations                             0.04                 (0.01)          0.21        (0.06)
                                                              ------------          ------------        -------      -------
LESS DIVIDENDS
   Dividends from net investment income                              (0.14)                (0.08)         (0.25)       (0.08)
                                                              ------------          ------------        -------      -------
NET ASSET VALUE, END OF PERIOD                                $       9.79          $       9.89        $  9.98      $ 10.02
                                                              ============          ============        =======      =======

         Total return(4)                                              0.41%                (0.06)%         2.16%       (0.62)%
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                   $      4,621          $      6,338        $ 7,204      $ 1,912
      Ratio of expenses to average net assets                         1.35% 5               1.35% 5        1.35%        1.35% 5
      Ratio of net investment income to average net assets            2.83% 5               2.10% 5        1.83%       (1.18)% 5
      Decrease reflected in above operating expense
         ratios due to waivers/reimbursements                         0.19% 5               0.26% 5        0.14%        0.16% 5
   Portfolio turnover rate                                              42%                   12%            82%          62%


--------------------------------------------------------------------------------
1     The Fund changed its fiscal year end from August 31 to December 31.

2     For the period May 1, 2003 (inception date) through August 31, 2003.

3 Per share information is calculated using the average shares outstanding method.

4 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SHORT DURATION BOND FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

      Credit Suisse Short Duration Bond Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. The Fund's investment objective is to maximize total return to the extent consistent with prudent investment and the preservation of capital. The Fund was organized under the laws of the State of Delaware as a business trust on January 31, 2002.

      The Fund is authorized to offer two classes of shares: Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 3.00%. Class C shares are sold subject to a contingent deferred sales charge of 0.75% if redeemed within the first year of purchase.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

CREDIT SUISSE SHORT DURATION BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

      C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

      D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to have the Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

      E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

      F) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market

CREDIT SUISSE SHORT DURATION BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

      G) FUTURES -- The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At June 30, 2005, the Fund had the following open futures contracts:


                       NUMBER OF   EXPIRATION     CONTRACT        CONTRACT      UNREALIZED
FUTURES CONTRACT       CONTRACTS     DATE          AMOUNT          VALUE       DEPRECIATION
----------------       ---------   ----------   ------------    ------------   -------------
U.S. Treasury 2 Year
   Notes Futures          50        09/30/05    $ 10,389,119    $ 10,384,375    $    (4,744)
U.S. Treasury 5 Year
   Notes Futures         (69)       09/21/05      (7,487,941)     (7,513,453)       (25,512)
                                                ------------    ------------    -----------
                                                $  2,901,178    $  2,870,922    $   (30,256)
                                                ============    ============    ===========


      H) OPTIONS -- The Fund may purchase and write (sell) call and put options on securities, currencies and swap agreements (options on swap agreements are commonly known as "swaptions"). The Fund may write covered and uncovered put and call options and purchase put and call options for hedging purposes or to increase total return. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid.

CREDIT SUISSE SHORT DURATION BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security purchased by the Fund. The risk involved in writing an option is that, if the option is exercised, the underlying security could then be purchased or sold by the Fund at a disadvantageous price. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. There is also a risk that the securities on which the option is written may not be available for purchase if the call option is exercised. Uncovered put options have speculative characteristics and the potential loss is substantial.

      Exchange-traded options are valued at the last sale price in the market where such contracts are principally traded. OTC equity index options are priced according to the contract specifications (days to expiration, current spot index level, interest rates, dividends, strike price) using the Black-Scholes pricing model, modified for dividends. The volatility input assumption is interpolated from the previous day's price. On a weekly basis and at month end, CSAM receives a price indication sheet from the various broker dealers and inputs these prices to update the volatility.

      Transactions in written options for puts and calls for the six months ended June 30, 2005 were as follows:

                                             NUMBER OF      PREMIUMS
                                             CONTRACTS    RECEIVED(PAID)
                                             ---------    --------------
Options outstanding at beginning of period         84      $    29,127
Options written                                   546           89,801
Options terminated in closing
   purchase transactions                         (630)        (118,928)
                                             --------      -----------
Options outstanding at end of period               --      $        --
                                             ========      ===========

CREDIT SUISSE SHORT DURATION BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 0.40% of the Fund's average daily net assets. For the six months ended June 30, 2005, investment advisory fees earned and voluntarily waived were $169,049 and $82,069, respectively.

      Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

      For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the six months ended June 30, 2005, co-administrative services fees earned by CSAMSI were $42,262.

      For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2005, the co-administrative services fees earned by SSB (including out-of-pocket expenses) were $33,999.

      In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares and 0.75% of the average daily net assets of the Class C shares, although under the Class C 12b-1 plan, the Fund is authorized to pay up to 1.00% of the average daily net assets.

      For the six months ended June 30, 2005, CSAMSI and its affiliates advised the Fund that they retained $227 from commissions earned on the sale of the Fund's Class A shares.

      Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended June 30, 2005, Merrill was paid $11,614 for its services to the Fund.

CREDIT SUISSE SHORT DURATION BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 4. LINE OF CREDIT

      The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At June 30, 2005, the Fund had no loans outstanding under the Credit Facility. During the six months ended June 30, 2005, the Fund had borrowings under the Credit Facility as follows:

     AVERAGE DAILY            WEIGHTED AVERAGE           MAXIMUM DAILY
     LOAN BALANCE              INTEREST RATE            LOAN OUTSTANDING
     -------------            ----------------          ----------------
      $1,514,000                   2.750%                  $ 1,514,000

NOTE 5. PURCHASES AND SALES OF SECURITIES

      For the six months ended June 30, 2005, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

             INVESTMENTS            U.S. GOVERNMENT AGENCY AND OBLIGATIONS
     ----------------------------   ---------------------------------------
      PURCHASES         SALES             PURCHASES              SALES
     -----------     ------------        -----------          ------------
     $36,320,226     $ 34,603,061        $20,799,872          $ 16,764,195

      At June 30, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $75,151,942, $238,980, $(704,219) and $(465,239), respectively.

NOTE 6. CAPITAL SHARE TRANSACTIONS

      The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Class A shares and Class C shares. Transactions in capital shares for each class were as follows:

CREDIT SUISSE SHORT DURATION BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 6. CAPITAL SHARE TRANSACTIONS


                                                               CLASS A
                     --------------------------------------------------------------------------------------------
                                                            FOR THE PERIOD
                                                          SEPTEMBER 1, 2004
                       FOR THE SIX MONTHS ENDED                   TO                     FOR THE YEAR ENDED
                      JUNE 30, 2005 (UNAUDITED)           DECEMBER 31,2004 1              AUGUST 31, 2004
                     ----------------------------    -----------------------------    ---------------------------
                        SHARES          VALUE           SHARES           VALUE          SHARES          VALUE
                     ------------    ------------    -------------    ------------    -----------   -------------
Shares sold             1,130,436    $ 11,132,499          615,716    $  6,115,759      4,690,616   $  47,124,177
Shares issued in
  reinvestment of
  dividends                61,180         600,106           45,335         449,788        229,947       2,308,332
Shares redeemed        (2,970,000)    (29,165,356)      (2,011,551)    (19,950,510)   (18,784,398)   (188,666,433)
                     ------------    ------------    -------------    ------------    -----------   -------------
Net decrease           (1,778,384)   $(17,432,751)      (1,350,500)   $(13,384,963)   (13,863,835)  $(139,233,924)
                     ============    ============    =============    ============    ===========   =============



                                                                CLASS C
                     --------------------------------------------------------------------------------------------
                                                            FOR THE PERIOD
                                                          SEPTEMBER 1, 2004
                       FOR THE SIX MONTHS ENDED                   TO                      FOR THE YEAR ENDED
                       JUNE 30, 2005 (UNAUDITED)          DECEMBER 31, 2004 1              AUGUST 31, 2004
                     ----------------------------    -----------------------------    ---------------------------
                        SHARES          VALUE           SHARES           VALUE          SHARES          VALUE
                     ------------    ------------    -------------    ------------    -----------   -------------
Shares sold                47,586    $    466,098           26,121    $    260,668        689,135   $   6,919,155
Shares issued in
  reinvestment of
  dividends                   591           5,801              502           4,983          1,574          15,772
Shares redeemed          (217,178)     (2,131,642)        (107,786)     (1,069,904)      (159,552)     (1,589,068)
                     ------------    ------------    -------------    ------------    -----------   -------------
Net increase
   (decrease)            (169,001)   $ (1,659,743)         (81,163)   $   (804,253)       531,157   $   5,345,859
                     ============    ============    =============    ============    ===========   =============


--------------------------------------------------------------------------------
1     The Fund changed its fiscal year end from August 31 to December 31.

      On June 30, 2005, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

                      NUMBER OF        APPROXIMATE PERCENTAGE
                     SHAREHOLDERS       OF OUTSTANDING SHARES
                     ------------      ----------------------
Class A                   2                      29%
Class C                   1                      85%

      Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

CREDIT SUISSE SHORT DURATION BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 7. CONTINGENCIES

      In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE SHORT DURATION BOND FUND
PRIVACY POLICY NOTICE (UNAUDITED)
--------------------------------------------------------------------------------

                     IMPORTANT PRIVACY CHOICES FOR CONSUMERS
                     ---------------------------------------

      We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

      In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

      We may collect nonpublic information about you from the following sources:

      o Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

      o Information about your transactions with us, our affiliates, or others.

      We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

      RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

    |_| No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

      We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

      We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

      NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM-SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 17, 2005.

CREDIT SUISSE SHORT DURATION BOND FUND
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

      Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

      o   By calling 1-800-927-2874

      o   On the Fund's website, www.csam.com/us

      o On the website of the Securities and Exchange Commission, http://www.sec.gov.

      The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

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


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

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


P.O. BOX 55030, BOSTON, MA 02205-5030                        CREDIT | ASSET
800-927-2874 o www.csam.com/us                               SUISSE | MANAGEMENT

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.        SD-SAR-0605

ITEM 2. CODE OF ETHICS.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
This item is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS
Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
This item is not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. This item is not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
This item is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant's Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an "interested person" of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee's discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  CREDIT SUISSE SHORT DURATION BOND FUND

                  /s/ Steven Plump
                  ----------------
                  Name:  Steven Plump
                  Title:   Chief Executive Officer
                  Date:   September 1, 2005


                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                  /s/ Steven Plump
                  ----------------
                  Name:  Steven Plump
                  Title:   Chief Executive Officer
                  Date:   September 1, 2005

                  /s/ Michael A. Pignataro
                  ------------------------
                  Name:  Michael A. Pignataro
                  Title:   Chief Financial Officer
                  Date:   September 1, 2005